Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Contributed to ESOP

The amounts contributed to the ESOP were $0 for both 2026 and 2025 and no future expense for contributions is expected.

	For the fiscal year ended
	June 30,
	2026	2025
Allocated shares	110,660	110,660
Shares committed to be released	-	-
Unearned shares	-	-
Total ESOP shares	110,660	110,660

Fair value of unearned shares at end of period	$-	$-

Schedule of Earnings Per Share	The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:
	For the fiscal year ended
	June 30,
	2026	2025
Net income (loss) allocated to common shareholders, basic and diluted (in thousands)	$1,909	$181

EARNINGS PER SHARE	$0.24	$0.02

Weighted average common shares outstanding, basic and diluted	8,086,715	8,086,715

Schedule of Fair Value Measurements of Assets and Liabilities	The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2026
Agency mortgage-backed: residential	$10,906	$-	$10,906	$-

2025
Agency mortgage-backed: residential	$9,757	$-	$9,757	$-

Schedule of Financial Instruments

The Company’s financial instruments at June 30, 2026 and 2025 are as follows:

		Fair Value Measurements at
	Carrying	June 30, 2026 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$16,485	$16,485			$16,485
Available-for-sale securities	10,906		$10,906		10,906
Held-to-maturity securities	134		132		132
Loans receivable - net	319,428			$329,835	329,835
Federal Home Loan Bank stock	3,892				n/a
Accrued interest receivable	1,648		1,648		1,648

Financial liabilities
Deposits	$260,832	$77,747	$183,123		$260,870
Federal Home Loan Bank advances	48,592		48,530		48,530
Advances by borrowers for taxes and insurance	974		974		974
Accrued interest payable	666		666		666

		Fair Value Measurements at
	Carrying	June 30, 2025 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$19,480	$19,480			$19,480
Available-for-sale securities	9,757		$9,757		9,757
Held-to-maturity securities	171		167		167
Loans receivable - net	327,248			$319,432	319,432
Federal Home Loan Bank stock	3,980				n/a
Accrued interest receivable	1,438		1,438		1,438

Financial liabilities
Deposits	$277,563	$77,988	$199,603		$277,591
Federal Home Loan Bank advances	42,760		42,837		42,837
Advances by borrowers for taxes and insurance	869		869		869
Accrued interest payable	949		949		949

Schedule of Loans Outstanding	Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2026 and 2025 are summarized as follows:
(in thousands)	2026	2025
Outstanding principal, beginning of year	$1,062	$979
Changes in composition of related parties	35	-
Principal disbursed during the year	104	327
Principal repaid and refinanced during the year	(71)	(244)
Outstanding principal, end of year	$1,130	$1,062